income taxes	12 Months Ended
Dec. 31, 2019
income taxes
income taxes

10     income taxes

(a)	Expense composition and rate reconciliation

Years ended December 31 (millions)	2019	2018

Current income tax expense
For the current reporting period	$416	$483
Adjustments recognized in the current period for income taxes of prior periods	(63)	(5)
	353	478
Deferred income tax expense
Arising from the origination and reversal of temporary differences	193	75
Revaluation of deferred income tax liability to reflect future income tax rates	(124)	—
Adjustments recognized in the current period for income taxes of prior periods	46	(1)
	115	74
	$468	$552

Our income tax expense and effective income tax rate differ from those calculated by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2019		2018
Income taxes computed at applicable statutory rates	$604	26.9%	$586	27.0%
Revaluation of deferred income tax liability to reflect future income tax rates	(124)	(5.5)	—	—
Adjustments recognized in the current period for income taxes of prior periods	(17)	(0.8)	(6)	(0.3)
Other	5	0.2	(28)	(1.3)
Income tax expense per Consolidated statements of income and other comprehensive income	$468	20.8%	$552	25.4%

(b)    Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are estimated as follows:

	Property, plant		Property, plant		Net pension
	and equipment		and equipment		and share-		Losses
	(owned) and intangible	Intangible	(leased), net	Contract	based	Provisions not	available to		Net deferred
	assets subject	assets with	of lease	assets and	compensation	currently	be carried		income tax
	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	Other	liability
As at January 1, 2018 [2]	$1,221	$1,561	$—	$441	$(120)	$(140)	$(7)	$(20)	$2,936
Deferred income tax expense recognized in
Net income	(11)	78	(1)	55	(20)	(10)	1	(18)	74
Other comprehensive income	—	—	—	—	119	—	—	(6)	113
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	(6)	79	—	—	—	(54)	—	1	20
As at December 31, 2018 [3]	$1,204	$1,718	$(1)	$496	$(21)	$(204)	$(6)	$(43)	$3,143
As at January 1, 2019	$1,204	$1,718	$(1)	$496	$(21)	$(204)	$(6)	$(43)	$3,143
IFRS 16, Leases transitional amount (Note 2(c))	—	—	(82)	—	—	15	—	14	(53)
As adjusted	1,204	1,718	(83)	496	(21)	(189)	(6)	(29)	3,090
Deferred income tax expense recognized in
Net income	332	(110)	6	(78)	(9)	(23)	(5)	2	115
Other comprehensive income	—	—	—	—	(110)	—	—	32	(78)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	70	—	—	—	—	—	—	1	71
As at December 31, 2019 [4]	$1,606	$1,608	$(77)	$418	$(140)	$(212)	$(11)	$6	$3,198
(1)	We expect to be able to utilize our non-capital losses prior to expiry.
(2)	Deferred tax liability of $2,941, net of deferred tax asset of $5 (included in Other long-term assets).
(3)	Deferred tax liability of $3,148, net of deferred tax asset of $5 (included in Other long-term assets).
(4)	Deferred tax liability of $3,204, net of deferred tax asset of $6 (included in Other long-term assets).

Temporary differences arise from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)    Other

We conduct research and development activities, which may be eligible to earn Investment Tax Credits. During the year ended December 31, 2019, we recorded Investment Tax Credits of $8 million (2018 – $10 million). Of this amount, $4 million (2018 – $6 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of Goods and services purchased.